Income tax (Tables)	12 Months Ended
Sep. 30, 2023
Income tax
Summary of income tax

	2023	2022	2021
	$'000	$'000	$'000
The tax (charge)/credit on the profit/(loss) on ordinary activities for the year was as follows:
Current tax
Current tax credit/(charge)	—	—	—
R&D Tax refund	141	—	—
Deferred Tax	—	—	—
Income tax	141	—	—

Summary of factors affecting tax charge/credit for the year

	2023	2022	2021
	$'000	$'000	$'000
Profit / (Loss) from continuing operations	(74,049)	53,408	(271,729)
Tax at the applicable rate of 22% (2022 – 19%, 2021 – 19%)	(16,291)	10,148	(51,629)
Tax effect of income and expenses that are not taxable / deductible in determining profit	—	—
Disallowable expenditure	238	318	755
Difference in tax rate between UK and other jurisdictions	(344)	668	—
Fixed asset timing differences	23	—	—
Other differences	38	6	—
Unutilised losses	—	—	3,103
Difference in rates between current and deferred tax	(1,490)	(1,527)	—
Unutilised tax losses on which deferred tax is not recognised	13,267	8,517	1,991
Deferred tax not recognised in respect of share options	4,559	4,176	—
R&D tax credit	141	—	33
Additional deduction for R&D	—	—	(1,105)
Remeasurement of R&D	—	—	(1,322)
Fair valuation of warrants	—	(22,305)	18,637
Reverse acquisition expense	—	—	29,537
Total tax	141	—	—